Property and Equipment, Net	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	March 31, 2022	March 31, 2021
Property and buildings	$4,878,918	$1,581,295
Leasehold improvements	4,370,186	1,053,467
Land	3,809,390	4,192,743
Equipment and furniture	985,986	1,250,548
Automobiles	264,701	288,201
Software	412,157	379,610
Construction in progress	-	2,939,288
Subtotal	14,721,338	11,685,152
Less: accumulated depreciation	(1,987,156)	(1,131,428)
Property and equipment, net	$12,734,182	$10,553,724

Depreciation expense was $1,035,569, $441,893, and $403,159 for the years ended March 31, 2022, 2021, and 2020, respectively.

As of March 31, 2022 and 2021, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.8 million) as collateral to safeguard the Company’s bank borrowings from MUFG Bank and Tokyo Higashi Shinkin Bank (see Note 9).